Financial investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Summary of financial investments
(a)
This caption is made up as follows:

	2025	2024
	S/(000)	S/(000)
Debt instruments measured at fair value through other comprehensive income (b) and (c)	21,299,397	20,377,805
Investments at amortized cost (d)	3,883,579	3,784,912
Investments at fair value through profit or loss (e)	1,965,991	1,776,567
Equity instruments measured at fair value through other comprehensive income (f)	556,149	458,268
Total financial investments	27,705,116	26,397,552
Accrued income
Debt instruments measured at fair value through other comprehensive income (b)	363,254	347,087
Investments at amortized cost (d)	105,436	113,286
Total	28,173,806	26,857,925

Summary of debt instruments measured at fair value through other comprehensive income
(b)
Following is the detail of debt instruments measured at fair value through other comprehensive income:

		Unrealized gross amount				Annual effective interest rates
	Amortized			Estimated	Maturity	S/		US$
2025	cost	Gains	Losses (c)	fair value		Min	Max	Min	Max
	S/(000)	S/(000)	S/(000)	S/(000)		%	%	%	%
Corporate, leasing and subordinated bonds (*)	9,667,248	213,688	(679,257)	9,201,679	Jan-26 / Feb-97	3.09	41.26	3.23	18.64
Sovereign Bonds of the Republic of Peru (**)	8,855,018	183,759	(128,769)	8,910,008	Aug-26 / Feb-55	2.08	6.58	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru	2,057,974	15	(297)	2,057,692	Jan-26 / Jun-26	3.96	4.04	—	—
Global Bonds of the Republic of Peru	550,343	5,424	(7,727)	548,040	Jan-26 / Nov-50	—	—	3.96	10.58
Bonds guaranteed by the Peruvian Government	473,317	11,098	(1,062)	483,353	Apr-28 / Oct-33	3.35	4.30	5.66	6.64
Treasury Bonds of the United States of America	62,364	81	(2,171)	60,274	Jun-26 / Nov-55	—	—	3.84	4.84
Global Bonds of the United States of Mexico	26,562	165	(1,727)	25,000	May-31 / Feb-34	—	—	4.98	5.62
Global Bonds of the Republic of Chile	11,357	87	(64)	11,380	Jan-29 / Jan-32	—	—	4.13	4.55
Negotiable Certificates of Deposit from financial institutions	1,969	2	—	1,971	Apr-26	5.03	5.03	—	—
Total	21,706,152	414,319	(821,074)	21,299,397
Accrued interest				363,254
Total				21,662,651

		Unrealized gross amount				Annual effective interest rates
	Amortized			Estimated	Maturity	S/		US$
2024	cost	Gains	Losses (c)	fair value		Min	Max	Min	Max
	S/(000)	S/(000)	S/(000)	S/(000)		%	%	%	%
Corporate, leasing and subordinated bonds (*)	9,867,060	111,866	(805,981)	9,172,945	Jan-25 / Feb-97	2.20	14.00	3.70	10.86
Sovereign Bonds of the Republic of Peru (**)	8,331,426	24,387	(410,536)	7,945,277	Aug-26 / Feb-55	2.81	7.12	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru	2,113,571	370	(17)	2,113,924	Jan-25 / Jun-25	4.51	4.68	—	—
Bonds guaranteed by the Peruvian Government	554,359	6,798	(4,603)	556,554	Apr-28 / Oct-33	3.65	4.74	6.37	7.22
Global Bonds of the Republic of Peru	548,697	—	(27,058)	521,639	Jul-25 / Nov-50	—	—	5.00	6.14
Treasury Bonds of the United States of America	57,607	—	(5,082)	52,525	Nov-31 / Aug-34	—	—	4.46	4.53
Global Bonds of the United States of Mexico	18,100	—	(3,159)	14,941	Feb-34	—	—	6.51	6.51
Total	21,490,820	143,421	(1,256,436)	20,377,805
Accrued interest				347,087
Total				20,724,892

(*) As of December 31, 2025 and 2024, Inteligo Bank holds corporate bonds from several entities for approximately S/367,151,000 and S/410,509,000, respectively, which guarantee loans with BMO Capital Markets Corp. and Bank J. Safra Sarasin, see Note 12(d).

(**) As of December 31, 2025 and 2024, Interbank holds Sovereign Bonds of the Republic of Peru for approximately S/975,609,000 and S/1,027,038,000, respectively, which guarantee loans with foreign banks, see Note 12(d).

Summary of internal credit exposures explanatory

The following table shows the credit quality and maximum exposure to credit risk based on the Group's internal credit rating of debt instruments measured at fair value through other comprehensive income as of December 31, 2025 and 2024. The amounts presented do not consider impairment.

	2025				2024
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)
Not impaired
High grade	2,888,817	—	—	2,888,817	2,946,070	—	—	2,946,070
Standard grade	17,904,622	424,143	—	18,328,765	16,385,685	823,057	—	17,208,742
Sub-standard grade	—	4,258	77,557	81,815	—	222,993	—	222,993
Impaired
Individual	—	—	—	—	—	—	—	-
Total	20,793,439	428,401	77,557	21,299,397	19,331,755	1,046,050	—	20,377,805

Summary of analysis of changes in fair value and corresponding expected credit loss

The following table shows the analysis of changes in fair value and the corresponding expected credit loss:

	2025
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	19,331,755	1,046,050	—	20,377,805
New originated or purchased assets	5,527,693	—	—	5,527,693
Assets matured or derecognized (excluding write-offs)	(4,013,469)	(164,020)	(46,364)	(4,223,853)
Change in fair value	416,120	(51,589)	(201,569)	162,962
Transfers to Stage 1	78,049	(78,049)	—	—
Transfers to Stage 2	(2,945)	2,945	—	—
Transfers to Stage 3	—	(325,490)	325,490	—
Write-offs	—	—	—	—
Foreign exchange effect	(543,764)	(1,446)	—	(545,210)
End of year balances	20,793,439	428,401	77,557	21,299,397

	2025
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	9,383	85,707	—	95,090
New originated or purchased assets	2,140	—	—	2,140
Assets matured or derecognized (excluding write-offs)	(1,977)	(1,229)	—	(3,206)
Transfers to Stage 1	3,371	(3,371)	—	—
Transfers to Stage 2	(7)	7	—	—
Transfers to Stage 3	—	(65,103)	65,103	—
Effect on the expected credit loss due to the change of the stage during the year	(2,935)	58	267,100	264,223
Others (*)	(1,209)	1,813	—	604
Write-offs	(26)	(1,486)	(70,028)	(71,540)
Foreign exchange effect	(80)	(88)	(1)	(169)
Expected credit loss at the end of the period	8,660	16,308	262,174	287,142

(*) Corresponds mainly to the effects on the expected loss due to changes in investment ratings that do not necessarily have resulted in stage transfers during the year.

	2024
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	20,160,308	750,179	1,697	20,912,184
New originated or purchased assets	4,916,977	—	—	4,916,977
Assets matured or derecognized (excluding write-offs)	(5,166,123)	(101,294)	(1,718)	(5,269,135)
Change in fair value	(218,924)	(28,365)	—	(247,289)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(425,221)	425,221	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	64,738	309	21	65,068
End of year balances	19,331,755	1,046,050	—	20,377,805

	2024
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	9,877	37,987	13,182	61,046
New originated or purchased assets	1,095	—	—	1,095
Assets matured or derecognized (excluding write-offs)	(851)	(2,808)	(256)	(3,915)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(1,053)	1,053	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	—	8,958	—	8,958
Others (*)	457	40,926	—	41,383
Write-offs	—	—	(13,043)	(13,043)
Foreign exchange effect	(142)	(409)	117	(434)
Expected credit loss at the end of the period	9,383	85,707	—	95,090

(*) Corresponds mainly to the effects on the expected loss due to changes in investment ratings that do not necessarily have resulted in stage transfers during the year.

Summary of financial instruments at fair value through profit or loss
(e)
The composition of financial instruments at fair value through profit or loss is as follows:

	2025	2024
	S/(000)	S/(000)
Equity instruments
Local and foreign mutual funds and investment funds participations	1,726,722	1,396,582
Listed shares	72,091	202,054
Non-listed shares	162,386	154,856
Debt instruments
Corporate, leasing and subordinated bonds	4,090	2,172
Sovereign Bonds of the Republic of Peru	702	8,538
Sovereign Bonds issued by foreign governments	—	2,431
Negotiable Certificates of Deposits issued by the BCRP	—	9,934
Total	1,965,991	1,776,567

Summary of equity instruments measured at fair value through other comprehensive income
(f)
The composition of equity instruments measured at fair value through other comprehensive income is as follow:

	2025	2024
	S/(000)	S/(000)
Listed shares (g)	522,380	420,474
Non-listed shares	33,769	37,794
Total	556,149	458,268

Summary of financial assets classified by contractual maturity
(h)
The following is the balance of investments at fair value through other comprehensive income (debt and equity instruments) and investments at amortized cost as of December 31, 2025 and 2024 classified by contractual maturity (without including accrued interest or future interest):

	2025		2024
	Investments at fair value through other comprehensive income	Investments at amortized cost	Investments at fair value through other comprehensive income	Investments at amortized cost
	S/(000)	S/(000)	S/(000)	S/(000)
Up to 3 months	1,954,844	60,408	1,973,030	52,301
From 3 months to 1 year	1,917,043	456,199	528,185	11,413
From 1 to 3 years	620,124	147,236	2,431,310	422,956
From 3 to 5 years	1,234,166	181,190	2,205,297	327,432
From 5 years onwards	15,573,220	3,038,546	13,239,983	2,970,810
Equity instruments (without maturity)	556,149	—	458,268	—
Total	21,855,546	3,883,579	20,836,073	3,784,912

Summary of stages as indicated by IFRS 9
(i)
Below are the debt instruments measured at fair value through other comprehensive income and at amortized cost according to the stages indicated by IFRS 9 as of December 31, 2025 and 2024:

	2025
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	12,660,521	—	—	12,660,521
Corporate, leasing and subordinated bonds	8,695,720	428,402	77,557	9,201,679
Negotiable Certificates of Deposit issued by the BCRP	2,057,692	—	—	2,057,692
Global Bonds of the Republic of Peru	548,040	—	—	548,040
Bonds guaranteed by the Peruvian government	483,353	—	—	483,353
Term deposits	133,066	—	—	133,066
Treasury Bonds of the United States of America	60,274	—	—	60,274
Global Bonds of the United States of Mexico	25,000	—	—	25,000
Global Bonds of the Republic of Chile	11,380	—	—	11,380
Negotiable Certificates of Deposit from financial institutions	1,971	—	—	1,971
Total	24,677,017	428,402	77,557	25,182,976

	2024
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	11,643,674	—	—	11,643,674
Corporate, leasing and subordinated bonds	8,126,895	1,046,050	—	9,172,945
Negotiable Certificates of Deposit issued by the BCRP	2,113,924	—	—	2,113,924
Bonds guaranteed by the Peruvian government	556,554	—	—	556,554
Global Bonds of the Republic of Peru	521,639	—	—	521,639
Term deposits	86,515	—	—	86,515
Treasury Bonds of the United States of America	52,525	—	—	52,525
Global Bonds of the United States of Mexico	14,941	—	—	14,941
Total	23,116,667	1,046,050	—	24,162,717